Equity	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Dec. 31, 2025	Sep. 30, 2025
Equity [Line Items]
Equity

10. Equity

Common Stock

The Company is authorized to issue 39,000,000 shares of common stock, $0.0001 par value per share. As of March 31, 2026, 6,322,279 shares were issued and outstanding. Each share of common stock entitles the holder to one vote per share. Holders of common stock are entitled to receive dividends if and when declared by the Board of Directors. No dividends were declared or paid during the years ended March 31, 2026 and September 30, 2025.

Additionally, the Company is authorized to issue 1,000,000 shares of common stock which is considered non-voting at $.0001 par value per share. As of March 31, 2026, 736,647 shares were issued and outstanding.

Warrants

In connection with the September 2, 2025 Series B-3 financing, the Company issued CWNV warrants equal to 33% of Series B-3 shares purchased by each pro rate purchaser at an exercise price of $0.01 per share. The warrants expire at the earlier of (a) June 20, 2035; (b) change of control; (c) IPO. There were up to 1,000,000 warrant shares authorized. The warrants were determined to be equity-classified instruments in accordance with ASC 815-40, as they are indexed to the Company’s own stock and meet all equity classification conditions. As of March 31, 2026, 183,546 warrants remained outstanding and unexercised.

CWNV Warrants
Balance at September 30, 2025	29,357
Granted	157,025
Exercised	(2,836)
Balance at March 31, 2026	183,546

Redeemable Convertible Preferred Stock

The Company’s Series Seed, Series A, Series B-1, Series B-2, Series B-3, Series B-4, and Series B-5 redeemable convertible preferred stock are classified outside of permanent stockholders’ equity (deficit) on the consolidated balance sheets in accordance with ASC 480-10-S99 and SEC Staff guidance (ASR 268), as the shares are redeemable upon the occurrence of certain deemed liquidation events outside the Company’s control. See Note 9 on Redeemable Convertible Preferred Stock.

10. Equity

Common Stock

The Company is authorized to issue 39,000,000 shares of common stock, $0.0001 par value per share. As of September 30, 2025 and 2024, 6,322,254 and 5,521,098 shares were issued and outstanding, respectively. Each share of common stock entitles the holder to one vote per share. Holders of common stock are entitled to receive dividends if and when declared by the Board of Directors. No dividends were declared or paid during the years ended September 30, 2025 and 2024.

Additionally, the Company is authorized to issue 1,000,000 shares of common stock which is considered non-voting at $0.0001 par value per share. As of September 30, 2025 and 2024, there were no non-voting common shares issued and outstanding.

Warrants

During the years ended September 30, 2025 and 2024, CoC warrants and Conversion Warrants were either issued or outstanding and liability classified (Note 6) and the shares to which they convert were variable. The CoC warrants expired unexercised. The underlying shares for Conversion Warrants became known upon the Series B-3 Qualified Financing and immediately net exercised for common stock. The Company issued 796,106 shares of common stock for these warrants during the year ended September 30, 2025.

See Note 7 for liability classified warrants that remain outstanding as of September 30, 2025.

In connection with the September 2, 2025 Series B-3 financing, the Company issued CWNV warrants equal to 33% of Series B-3 shares purchased by each pro rate purchaser at an exercise price of $0.01 per share. The warrants expire at the earlier of (a) June 20, 2035; (b) change of control; (c) IPO. There were up to 1,000,000 warrant shares authorized. The warrants were determined to be equity-classified instruments in accordance with ASC 815-40, as they are indexed to the Company’s own stock and meet all equity classification conditions. As of September 30, 2025, 29,357 warrants remained outstanding and unexercised.

Redeemable Convertible Preferred Stock

The Company’s Series Seed, Series A, Series B-1, Series B-2, Series B-3, Series B-4, and Series B-5 redeemable convertible preferred stock are classified outside of permanent stockholders’ equity (deficit) on the consolidated balance sheets in accordance with ASC 480-10-S99 and SEC Staff guidance (ASR 268), as the shares are redeemable upon the occurrence of certain deemed liquidation events outside the Company’s control. See Note 9 on Redeemable Convertible Preferred Stock.

Los Altos Ventures Corp. [Member]
Equity [Line Items]
Equity

Note 3. Capital Stock

Preferred Stock

As of March 31, 2026 and December 31, 2025, the Company has 10,000,000 shares of preferred stock, par value of $0.0001, authorized and none issued or outstanding.

Common Stock

As of March 31, 2026 and December 31, 2025, the Company has 50,000,000 shares of common stock, par value of $0.0001, authorized and 10,000,000 shares issued and outstanding.

Note 3. Capital Stock

Preferred Stock

As of December 31, 2025, the Company has 10,000,000 shares of preferred stock, par value of $0.0001, authorized and none issued or outstanding.

Common Stock

As of December 31, 2025, the Company has 50,000,000 shares of common stock, par value of $0.0001, authorized and has 10,000,000 shares of its $0.0001 par value issued and outstanding.